Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Auditor's remuneration
Fees payable for the audit of NatWest Group's annual accounts	£ 4.9	£ 4.7	£ 4.4
Fees payable for the audit of NatWest Group plc's subsidiaries	32.3	31.9	29.6
Fees payable for audit-related assurance services	4.5	3.9	5.3
Total audit and audit-related assurance services fees	41.7	40.5	39.3
Other assurance services	0.7	1.2	0.4
Corporate finance services	0.7	0.5	0.5
Total other services	1.4	1.7	£ 0.9
Audit fees billed during the period	16.0
Fees for review of interim financial information	1.4	1.1
Fees for reports to the regulatory	2.8	2.3
Fees for non-statutory audit opinions	0.3	0.4
Fees for the auditors as reporting accountants on debt and equity issuances	£ 0.7	£ 0.5